Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

In July 2022, the Company disposed of one of its buildings located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB23,000 evaluated by the assistance of a third-party appraiser, of which RMB16,150 was used to settlement the payables due to Youxiang Group. No gain or loss will be recognized as it is the transaction under common control.

On August 29, 2022, the Company and the Purchaser entered into amendment agreements (“Amendment”) to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $4.50 per Ordinary Share from $6.0 per Ordinary Share as amended on March 1, 2022 for the conversion price of the Bond and exercise price of the Warrants. The Company has evaluated the accounting impact on private placement and determined that the amendment has no impact on the condensed consolidated financial statements.

The Company has evaluated subsequent events through the issuance of the condensed consolidated financial statements and no other subsequent event is identified that would have required adjustment or disclosure in the condensed consolidated financial statements.